(LOSS) EARNINGS PER COMMON SHARE (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
(LOSS) EARNINGS PER COMMON SHARE
Net (loss) earnings	$ 4,119	$ (4,319)
Weighted average number of common shares	1,488	1,526
Dilutive securities:
Effect of share options	1
Weighted average number of diluted common shares	1,489	1,526
Basic earnings per share	$ 2.77	$ (2.83)
Diluted earnings per share	$ 2.77	$ (2.83)